Schedule of Property Plant and Equipment (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Line Items]
Subtotal	$ 7,192,902	$ 6,620,098
Less: accumulated depreciation	(2,145,283)	(2,111,854)
Total property, plant, and equipment, net	5,047,619	4,508,244
Equipment [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	1,345,592	1,528,383
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	41,672	64,646
Building [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	2,412,234	2,466,715
Land [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	1,089,426	1,114,030
Leaseholds and Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	1,438,379	1,446,324
Construction in Progress [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	$ 865,599